Other Accounts Payable (Tables)	12 Months Ended
Dec. 31, 2023
Other Accounts Payable [Abstract]
Schedule of Other Accounts Payable	As of December 31, this caption includes:
In thousands of soles	2022	2023
Civil compensation to Peruvian Government (a)	-	469,839
Advances received from customers (b)	365,730	241,469
Taxes payable	165,831	158,132
Salaries and other payable to personnel (c)	99,225	92,196
Arbitration payable (d)	73,348	68,082
Accounts payable Consorcio Ductos del Sur (e)	25,652	16,729
Guarantee deposits (f)	18,552	24,570
Share purchase agreement - Inversiones Sur (g)	15,280	-
Acquisition of additional non-controlling interest (h)	9,344	6,944
Royalties payable (i)	9,303	9,164
Other accounts payable	25,496	31,014
	807,761	1,118,139
Current portion	705,442	608,828
Non-current portion	102,319	509,311
	807,761	1,118,139
(a)	Corresponds to the liability due to the compensation in relation to their participation as minority partners in certain entities that developed infrastructure projects in Peru with companies belonging to the Odebrecht group and projects related to “Club de la Construccion”. As indicated in Note 1-C) on September 15, 2022, the collaboration and benefits agreement was signed, through which AENZA recognizes it was utilized by certain former executives to commit illicit acts until 2016, and commits to pay a civil penalty to the Peruvian Government of S/ 333.3 million and US$ 40.7 million. The civil penalty will be made within a term of 12 years, under a legal interest rate in Soles and US Dollars 3.55% and 1.90%, respectively (annual interest calculated as of December 31, 2023); in addition, the Company compromise to establish a package of guarantees through a trust to which the following assets and/or rights will be transferred after the court approval i) shares issued by a subsidiary of AENZA; ii) a mortgage on a real state asset and iii) guaranty account with funds equivalent to the annual fees corresponding to the following year. Among other conditions, the Agreement includes a restriction for Aenza and the subsidiaries Cumbra Peru S.A., and Unna Transporte S.A.C. to participate in public construction and road maintenance contracts with the Peruvian State for two (2) years from the approval of the Agreement.

On December 27, 2023, the initial installment of the Civil Compensation was paid to the Peruvian Government for S/ 10.3 million and US$ 1.2 million. As of December 31, 2023, the balance amounts to S/ 469.8 million (S/ 323 million and US$ 39.5 million).

(b)	Advances received from customers mainly correspond to the engineering and construction and real estate segments; and are deducted from invoicing in accordance with the terms of the agreements.
(c)	Salaries and profit sharing payable are classified as follows:
(d)	Obligations arising from arbitration awards as of December 31, 2023 correspond to Empresa de Generacion Electrica Machupichu S.A. for S/ 40.8 million; Andritz Hydro S.A. for S/ 23.6 million; SEDAPAL S.A. S/ 2.8 million; Programa Subsectorial de Irrigaciones – PSI for S/ 0.9 million (S/ 38.1 million; S/ 31.7 million; S/ 2.8 million; S/ 0.7 million as of December 31, 2022). During 2021 and 2022, as a result of these Awards, the Corporation recorded expenses ofS/ 38.1 million and S/ 41.6 million, respectively, which is presented under “Cost of sales and services” in the consolidated statement of income (note 25.ii).
(e)	Other accounts payable of Consorcio Constructor Ductos del Sur correspond to payment obligations to suppliers and main subcontractors, assumed by the subsidiary Cumbra Peru S.A. for S/ 16.7 million (S/ 25.6 million as of 31 December 2022), as a consequence of the termination of the operations of Gasoducto Sur Peruano S.A. (note 14).
(f)	Correspond to withholdings from subcontractors to guarantee compliance with service contracts until completion of the work. As of December 31, 2023 the detail consists of S/ 7.9 million in Cumbra Peru S.A.; S/ 5.7 million in Consorcio Intipunku; S/ 4.8 million in Vial y Vives DSD; S/ 1.8 million in Unna Energia S.A.; S/ 3.4 million in Viva Negocio Inmobiliario S.A.C. and S/ 0.9 million in other minor ones. (S/ 6.6 million in Cumbra Peru S.A.; S/ 2.5 million in Consorcio Intipunku; S/ 2.5 million in Vial y Vives – DSD S.A.; S/ 1.6 million in Unna Energia S.A.; S/ 4.1 million in Viva Negocio Inmobiliario S.A.C. and S/ 1.2 million in other minor as of 31 December 2022).
(g)	Agreement signed between the subsidiary Viva Negocio Inmobiliario S.A.C. and Inversiones Sur S.A. for the Right to Do and Not to Do in the amount of US$ 4 million, which was paid in full during 2023.
(h)	During 2016, GyM Chile S.P.A. acquired an additional 13.69% of shares in Vial y Vives – DSD S.A. for a total purchase price of S/ 51.1 million. As of December 31, 2023, the outstanding balance payable on this transaction amounts to S/ 6.9 million (S/ 9.3 million in 2022).
(i)	In compliance with the license contract between Unna Energia S.A. and Perupetro S.A. for Lot III and Lot IV, at 31 December 2023, obligations corresponding to royalties payable of S/ 9.2 million were recorded (S/ 9.3 million at 31 December 2022).

Schedule of Advances Received from Customers Mainly Correspond to the Engineering and Construction and Real Estate Segments	Advances received from customers mainly correspond to the engineering and construction and real estate segments; and are deducted from invoicing in accordance with the terms of the agreements.
In thousands of soles	Project	2022	2023
Entity
Cumbra Peru S.A.	Jorge Chavez Airport (i)	88,114	93,792
Viva Negocio Inmobiliario S.A.C.	Real estate projects (ii)	85,741	73,626
Cumbra Peru S.A.	San Gabriel - Buenaventura Project (iii)	33,206	35,923
Cumbra Peru S.A.	Parque Arauco La Molina shopping center (iv)	-	21,448
Proyecto Especial de Infraestructura de Transporte Nacional	Infrastructure projects	33,879	12,454
Vial y Vives - DSD S.A.	Minera Spence (v)	12,536	2,483
Cumbra Ingenieria S.A.	Mina Gold Fields La Cima S.A. Project	1,986	769
Vial y Vives - DSD S.A.	Refineria ENAP	9,472	297
Vial y Vives - DSD S.A.	Quebrada Blanca Project (vi)	91,107	-
Cumbra Peru S.A.	Concentrator Plant and Quellaveco Tunnel	5,984	-
Other		3,705	677
		365,730	241,469
Current portion		350,194	241,308
Non-current portion		15,536	161
		365,730	241,469
(i)	The increase in 2023 is due to the advance received in Consorcio Intipunku for the construction of the Jorge Chavez airport terminal, as of December 31, 2023, the balance of the advance amounts to S/ 93.7 million (S/ 88.1 million in 2022).
(ii)	Customer advances on real estate projects correspond to the sale of real estate. As of December 31, 2023 they correspond to the following real estate projects: a) Parques de Comas S/ 64.5 million, b) Parques de Huancayo S/ 2.6 million, c) Parques de Carabayllo S/ 4.7 million, d) Parques del Callao S/ 1.4 million, e) other minor S/ 0.4 million (S/ 74.8 million, S/ 3.6 million, S/ 5.2 million, S/ 1.5 million, S/ 0.6 million, as of December 31, 2022, respectively).
(iii)	The balance is due to advances received during the fourth quarter of 2022 relating to an earthmoving mining sector project valued at US$ 87.3 million (approximately S/ 333.1 million), which commenced operations at the end of 2022. The balance as of December 31, 2023, is S/ 35.9 million (S/ 33.2 million in 2022) which will be applied according to the degree of progress).
(iv)	Corresponds to advances received for 20% of the private lump sum construction contract for the construction of the Parque Arauco La Molina shopping center, the amount of the contract is S/ 119.7 million.
(v)	Design and construction project for improvements to the Ripios plant of Minera Spence, lump sum EPC contract. The balance as of December 31, 2023, is S/ 2.5 million (S/ 12.5 million as of December 31, 2022).
(vi)	Corresponds to advances received from Minera Teck for the Quebrada Blanca project, for construction and assembly work on the Pebble crushing mill, which have been applied with invoicing through approved payment statements.

(c)	Salaries and profit sharing payable are classified as follows:

Schedule of Salaries and Profit Sharing Payable	Salaries and profit sharing payable are classified as follows:
In thousands of soles	2022	2023
Vacation	30,854	27,606
Compensation for time of service	27,964	21,556
Bonus salaries	23,393	23,008
Wages and salaries	8,915	7,354
Workers’ profit sharing	4,996	8,911
Other remuneration	3,103	3,761
	99,225	92,196